Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Consolidated Statement of Income and Comprehensive Income [Abstract]
Net income	$ 20,538	$ 8,842
Net change in unrealized gain/(loss) on financial assets at fair value through other comprehensive income
Change in unrealized gain/(loss)	579	285
Reclassification to earnings of net loss/(gain)	71	(23)
Changes in allowance for credit losses recognized in earnings	1	(1)
Income taxes relating to:
Change in unrealized gain/(loss)	(159)	(68)
Reclassification to earnings of net loss/(gain)	(1)	12
Net change in unrealized gain/(loss) on financial assets at fair value through other comprehensive income	491	205
Net change in unrealized foreign currency translation gain/(loss) on investments in foreign operations, net of hedging activities
Change in unrealized gain/(loss)	1,094	540
Reclassification to earnings of net loss/(gain)	(534)	(19)
Net gain/(loss) on hedges	(1,088)	(457)
Reclassification to earnings of net loss/(gain) on hedges	799	41
Income taxes relating to:
Net gain/(loss) on hedges	298	122
Reclassification to earnings of net loss/(gain) on hedges	(220)	(11)
Net change in unrealized foreign currency translation gain/(loss) on investments in foreign operations, net of hedging activities	349	216
Net change in gain/(loss) on derivatives designated as cash flow hedges
Change in gain/(loss)	7,840	3,354
Reclassification to earnings of loss/(gain)	(4,858)	173
Income taxes relating to:
Change in gain/(loss)	(2,164)	(929)
Reclassification to earnings of loss/(gain)	1,337	(50)
Net change in gain/(loss) on derivatives designated as cash flow hedges	2,155	2,548
Share of other comprehensive income (loss) from investment in Schwab	1,870	2,007
Remeasurement gain/(loss) on employee benefit plans
Gain/(loss)	22	(151)
Income taxes	(5)	40
Remeasurement gain/(loss) on employee benefit plans	17	(111)
Change in net unrealized gain/(loss) on equity securities designated at fair value through other comprehensive income
Change in net unrealized gain/(loss)	150	222
Income taxes	(39)	(60)
Change in net unrealized gain/(loss) on equity securities designated at fair value through other comprehensive income	111	162
Gain/(loss) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss
Gain/(loss)	(8)	22
Income taxes	2	(6)
Gain/(loss) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss	(6)	16
Total other comprehensive income (loss)	4,987	5,043
Total comprehensive income (loss)	25,525	13,885
Attributable to:
Common shareholders	24,960	13,359
Preferred shareholders and other equity instrument holders	$ 565	$ 526